Capital Management	3 Months Ended
Jan. 31, 2020
Text Block [Abstract]
Capital Management
Note
7
: Capital Management
Our objective is to maintain a strong capital position in a cost-effective structure that: is appropriate given our target regulatory capital ratios and internal assessment of required economic capital; underpins our operating groups’ business strategies; supports depositor, investor and regulator confidence, while building long-term shareholder value; and is consistent with our target credit ratings.
As at January 31, 2020, we met OSFI’s target capital ratio requirements, which include a 2.5% Capital Conservation Buffer, a 1.0% Common Equity Surcharge for Domestic Systemically Important Banks
(D-SIBs),
a Countercyclical Buffer and a 2.0% Domestic Stability Buffer (DSB) applicable to
D-SIBs.
In
December
 2019, OSFI set the DSB at 2.25% effective
April
 3
0
, 20
20
. Our capital position as at January 31, 2020 is detailed in the Capital Management section of Management’s Discussion and Analysis of the First Quarter 2020 Report to Shareholders.